NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3. NOTES RECEIVABLE

As at April 28, 2014, the Company received a promissory note of CAD $831,031 (US $618,952) from Ningbo International Limited, a non-related party, as result of the disposal all the issued and outstanding shares in NAI, all the issued and outstanding shares of CWN HK and 23.8% of the issued and outstanding shares of CWN Capital. The promissory note is non-interest bearing unsecured with a maturity date of one year and the option to extend upon mutual agreement. On April 28, 2015, the Company extended the payment date of the promissory note to April 28, 2016. On April 28, 2016, the Company further extended the payment date to April 28, 2018 and imposed an 8% per annum interest rate payable on the repayment date of the principal amount. On April 16, 2017, the Company amended the promissory note to a non-interest bearing and changed the payment schedule as follows:

•	CDN $ 150,000 on or before April 30, 2017;
•	CDN $ 100,000 on or before December 31, 2018;
•	CDN $ 100,000 on or before December 31, 2019;
•	The remaining principal amount of CDN$ 481,031 will be payable on or before December 31, 2020.

During the year ended December 31, 2018, the Company received payment of CAD $200,000 (USD $147,000) from Ningbo International Limited. As at December 31, 2018, the note receivable balance is recorded at a fair value of $178,373 (2017: $271,452 and 2016: $597,876). The note is valued using a discounted cash flow model that utilizes a discount rate that reflects the Company’s current pricing for loans with similar characteristics and maturity, adjusted by liquidity premium and company specific premium at the balance sheet date.

The Company recognized $Nil loss on note receivable [2017 - $249,110 and 2016 - $83,517], interest income on the note receivable of $Nil (2017: $Nil and 2016: $34,325) and accretion income of $79,655 [2017 - $42,042 and 2016 - $43,341]. The effective interest rate of the note receivable is 19.02%. During the year ended December 31, 2018, the Company recorded foreign exchange loss of $24,991 [2017 - foreign exchange gain: $30,643 and 2016 - foreign exchange gain: 21,349].